Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
30. Non-controlling interests
Non-controlling interests by group
	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2019	2018[a]	2019	2018	2019	2018[a]
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	41	204	529	529	41	204
– Upper Tier 2 instruments	39	30	691	691	39	30
Other non-controlling interests	-	-	11	3	-	-
Total	80	234	1,231	1,223	80	234

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to Upper Tier 2 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded directly in equity. Comparatives have been restated, increasing profit attributable to non-controlling interest and dividends paid to non-controlling interest by £8m. Further detail can be found in Note 1.

Non-controlling interests by instruments
	2019	2018
Instrument	£m	£m
Preference Shares:
6.278% non-cumulative callable preference shares	318	318
4.75% non-cumulative callable preference shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
Undated Floating Rate Primary Capital Notes Series 3 (£145m)	20	20
9% Permanent Interest Bearing Capital Bonds (£100m)	40	40
7.125% Undated Subordinated Notes (£525m)	158	158
6.125% Undated Subordinated Notes (£550m)	34	34
9.25% Perpetual Sub Notes (ex Woolwich) (£150m)	75	75
Total Upper Tier 2 Instruments	691	691